Senior Notes (Summary of Senior Notes) (Parenthetical) (Details) - USD ($) $ in Thousands		1 Months Ended	12 Months Ended
	Oct. 27, 2017	Jul. 31, 2016	Dec. 31, 2017	Oct. 04, 2017	Dec. 31, 2016	Dec. 31, 2015	Jul. 31, 2014
Debt Instrument [Line Items]
Stated interest rate			4.25%
Long-term Debt			$ 1,014,940		$ 795,891
Debt instrument, maturity date			Dec. 31, 2024
Senior notes 4.250% due 2024 [Member]
Debt Instrument [Line Items]
Stated interest rate			4.25%				4.25%
Long-term Debt							$ 300,000
Debt instrument, maturity date			Jul. 31, 2024
Redemption price, percentage of principal amount			100.00%
Additional issuance of long-term debt		$ 200,000
Senior notes 3.50% due 2020 [Member]
Debt Instrument [Line Items]
Stated interest rate			3.50%			3.50%
Long-term Debt						$ 300,000
Debt instrument, maturity date			Dec. 31, 2020
Redemption price, percentage of principal amount			100.00%
Senior notes 5.20% due 2047 [Member]
Debt Instrument [Line Items]
Stated interest rate			5.20%	5.20%
Long-term Debt				$ 200,000
Debt instrument, maturity date			Oct. 31, 2047
Redemption price, percentage of principal amount			100.00%
Additional issuance of long-term debt	$ 25,000